LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2017
Disclosure of Long-term investment [Abstract]
LONG-TERM INVESTMENT
NOTE 7 – LONG-TERM INVESTMENT

The long-term investment represents the Company’s $1.0 million investment, completed in September 2017, in iPharma (H.K.) Limited (“iPharma”), a joint venture with I-Bridge Capital, a Chinese venture capital fund focused on developing innovative therapies in China. iPharma is focusing on the development of innovative clinical and pre-clinical therapeutic candidates to serve the Chinese and global healthcare markets. iPharma expects to raise the funds needed to develop its pipeline primarily from third-party investors.